Lease Liabitity (Tables)	12 Months Ended
Dec. 31, 2024
Lease Liabitity [Abstract]
Schedule of Lease Liabitity
LEASE LIABITITY	December 31, 2024		December 31, 2023
	USD	AED	AED
Payable after one year (within 2 years)	137,268	504,048	1,256,274
Payable within one year	238,785	876,818	923,889
	376,053	1,380,866	2,180,163

Schedule of Movement in Lease Liability

The movement in lease liability was as follows:

	December 31, 2024		December 31, 2023
	USD	AED	AED
Balance at the beginning of the year	593,726	2,180,163	2,845,158
Lease additions during the period	50,001	183,603	158,876
Add: interest accretion	12,658	46,480	62,969
Less: payments made during the period	(280,332)	(1,029,380)	(886,840)
Balance at the end of the period	376,053	1,380,866	2,180,163

Schedule of Maturity Analysis of the Lease Liability

Maturity analysis of the lease liability as at reporting date was as follows:

	Within	Within
December 31, 2024	1 year	2 years	Total
	AED	AED	AED
Gross lease liabilities	900,475	509,211	1,409,686
Less: Future interest	(23,657)	(5,163)	(28,820)
Net lease liabilities	876,818	504,048	1,380,866

Amount in USD	238,785	137,268	376,053